PLANT AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT, NET

Note 8 — PLANT AND EQUIPMENT, NET

Plant and equipment, net, consisted of the following:

	As of June 30,
	2025	2024
Electronic equipment	$443,076	$399,381
Transportation equipment	100,484	99,044
Less: accumulated depreciation	(419,057)	(364,867)
Plant and equipment, net	$124,503	$133,558

Depreciation expenses were $48,537 and currency translation differences were $5,653 for the year ended June 30, 2025. No plant and equipment were written off for the year ended June 30, 2025.

Depreciation expenses were $131,582, accumulated depreciation transferred out from disposal of plant and equipment was $70,166, and currency translation differences were $1,031 for the year ended June 30, 2024. Plant and equipment written off was $3,695 for the year ended June 30, 2024.

Depreciation expenses were $151,126, accumulated depreciation transferred out from disposal of plant and equipment was $1,326, and currency translation difference were $19,444 for the year ended June 30, 2023. Loss from plant and equipment written off was $1,738 for the year ended June 30, 2023.

For the years ended June 30, 2025, 2024 and 2023, the Company did not record any impairment loss of plant and equipment.